Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Exploration and Evaluation Assets

7.	Exploration and Evaluation Assets

As at December 31, 2025, the Company held interests in uranium exploration properties in Utah, Arizona and New Mexico (“Uranium Properties”); uranium/vanadium properties in Colorado (Highbury and Slick Rock Project) and in Arizona (Artillery Project); and a gold project in Arizona also known as Newsboy Project.

A continuity of exploration and evaluation assets is as follows:

			Arizona Properties
	Uranium Properties	Colorado Properties	Newsboy Gold	Artillery Peak	Total
Balance, December 31, 2023	$15,828,599	$11,781,063	$2,405,698	$4,434,198	$34,449,558
Acquisitions cost	1,163,334	136,633	—	—	1,299,967
Change in ARO estimates	—	232,329	—	—	232,329
Foreign exchange	1,451,013	1,018,010	206,371	361,145	3,036,539
Impairment	—	—	—	(378,605)	(378,605)
Balance, December 31, 2024	$18,442,946	$13,168,035	$2,612,069	$4,416,738	$38,639,788
Acquisition costs	—	1,331,904	—	—	1,331,904
Change in ARO estimates	—	(122,502)	—	—	(122,502)
Foreign exchange	(880,955)	(651,813)	(124,770)	(210,972)	(1,868,510)
Balance, December 31, 2025	$17,561,991	$13,725,624	$2,487,299	$4,205,766	$37,980,680

The following exploration and evaluation expenditures were included in comprehensive loss for the years ended December 31, 2025 and 2024 are as follows:

	Uranium Properties	Colorado Properties	Newsboy Gold	Artillery Peak	Total
Consulting	$1,004,570	$1,484,649	$—	$—	$2,489,219
Sundry field	339,436	137,523	—	—	476,959
Sampling, assaying, geophysics	246,298	74,102	—	—	320,400
License, filing and insurance	1,898,866	555,448	37,739	—	2,492,053
Lease and royalty	696,738	567,673	—	—	1,264,411
Property tax	58,550	44,253	—	—	102,803
Drilling	90,970	285,769	—	—	376,739
Salaries, wages and related expense	50,473	197,139	—	—	247,612
Reclamation	—	116,192	—	—	116,192
Total for the year ended December 31, 2025	$4,385,901	$3,462,748	$37,739	$—	$7,886,388

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

7.	Exploration and Evaluation Assets (Continued)

	Uranium Properties	Colorado Properties	Newsboy Gold	Artillery Peak	Total
Consulting	$357,528	$815,011	$—	$—	$1,172,539
Sundry field	102,537	7,391	—	—	109,928
Sampling, assaying, geophysics	173,935	2,962	—	—	176,897
License, filing and insurance	1,561,462	126,270	32,727	55,710	1,776,169
Lease and royalty	462,489	560,000	—	—	1,022,489
Drilling	—	691,309	—	—	691,309
Property tax	59,190	41,149	—	—	100,339
Termination of acquisition agreement	225,608	—	—	—	225,608
Total for the year ended December 31, 2024	$2,942,749	$2,244,092	$32,727	$55,710	$5,275,278

Uranium Properties

The Uranium Properties consist of the Shootaring Mill Project, Marysvale Uranium Project, Marquez-Juan Tafoya Uranium Project, and other Utah Properties.

Other Utah Properties

On June 11, 2024, the Company entered into a Uranium Mining Lease Agreement with Wayne Minerals Inc. to obtain mining rights on 127 unpatented mining claims in California and Utah for 5 years. The Company agreed to pay an annual lease payment of US$100,000. A production royalty of 3% will be paid on the total value of all minerals recovered and sold from the leased land. An advance royalty of US$50,000 is due annually beginning on May 30, 2029 and will be credited against production royalty until it has been fully recouped. The Company was also granted the sole and exclusive right and option to earn a 100% undivided interest in the leased land free and clear of all charges, royalties and encumbrances upon terms to be agreed between the lessor and the Company, at any time prior to the expiration of the 5-year term.

On August 1, 2025, the Company entered into a Uranium Mining Lease Agreement with ACCO Exploration LLC to obtain mining rights on 95 unpatented mining claims in Arizona for 5 years. The Company agreed to pay an annual lease payment of US$100,000 for the first year, US$150,000 for the second to fourth year and US$200,000 for the fifth year. A production royalty of 3% will be paid on the total value of all minerals recovered and sold from the leased land. An advance royalty of US$50,000 is due annually beginning on August 28, 2030 and will be credited against production royalty until it has been fully recouped. The Company was also granted the sole and exclusive right and option to earn a 100% undivided interest in the leased land free and clear of all charges, royalties and encumbrances upon terms to be agreed between the lessor and the Company, at any time prior to the expiration of the 5-year term.

Colorado Properties

The Colorado Properties consist of the Highbury Project, Slick Rock Project and Golden Eagle Project.

HIGHBURY PROJECT

The Highbury Project consists of nine past-producing uranium/vanadium properties in Colorado, collectively known as the West Slope Project.

In addition to the nine Department of Energy (DOE) leases originally included in the West Slope Project, the Company acquired twelve DOE leases in January 2024 which are associated with adjacent lode mining claims and leases in Montrose and San Miguel Counties in southwestern Colorado.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

7.	Exploration and Evaluation Assets (Continued)

SLICK ROCK PROJECT

During the year ended December 31, 2024, the Company paid US$25,406 for a reclamation bond held by the regulatory authorities and will be released to the Company on satisfactory restoration of the property. The reclamation bond balance was $34,840 (US$25,406) as at December 31, 2025 (2024 - $36,588 (US$25,406)).

GOLDEN EAGLE PROJECT

On January 2, 2024, HRI entered into a definitive agreement with Gold Eagle Mining Inc. (“GEM”) and Golden Eagle Uranium LLC (“GEU”) (collectively, “the Sellers”) to acquire a 100% interest in twelve Department of Energy (“DOE”) leases (“DOE Leases”) and associated data in various Counties in Colorado. The transaction closed on July 3, 2024. Pursuant to the last amendment on February 20, 2025, the Company agreed to pay the following consideration for the DOE Leases on the associated dates:

● At closing, US$500,000 in cash with US$100,000 to be paid on or before October 16, 2024 (paid) and US$400,000 to be paid on or before February 21, 2025 (paid);

● Issuance of 169,726 common shares representing a value of US$1,250,000 on or before February 21, 2025 (issued on May 6, 2025);

● US$750,000 in cash (paid on March 3, 2026 (Note 19)) at the one-year anniversary of closing (the “One-Year Anniversary Payment”) with the option to extend the payment date for two subsequent 90-day periods (the “Extension Options”), subject to the following condition:

a)	The Extension Options shall be at the sole discretion of the Company and may only be exercised in the event that the Company’s application for a NASDAQ listing and subsequent financing are delayed; and

b)	The Company shall pay US$100,000 for each Extension Option that is exercised, with the Extension Option payments to be deducted from the One-Year Anniversary Payment.

● US$1,000,000 in cash at the two-year anniversary of closing;

● US$1,000,000 in cash at the three-year anniversary of closing; and

● US$1,500,000 in cash at the four-year anniversary of closing.

Arizona Properties

The Arizona Properties consist of the Newsboy Gold Project and Artillery Peak Project.

NEWSBOY GOLD PROJECT

The Company has a US$12,000 reclamation bond held by the regulatory authorities and will be released to the Company on satisfactory restoration of the property. The reclamation bond balance was $16,456 as at December 31, 2025 (2024 - $17,282).

ARTILLERY PEAK PROJECT

The Artillery Peak consists of 250 unpatented mining claims in the uranium-rich Artillery Peak project area, located in Mohave County, Arizona, USA, consisting of the LiVada Claims and Dripping Springs Quartzite Project. During the year ended December 31, 2024, the Company recognized an impairment on the Dripping Springs Quartzite of $378,605 (US$276,256) as 34 of the 115 mining claims were forfeited during the year.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

7.	Exploration and Evaluation Assets (Continued)

Other Properties

CLAY BORROW PROJECT, UTAH

On March 1, 2023, the Company entered into a clay mineral lease agreement with the School and Institutional Trust Lands Administration to lease 620.88 acres of land located in Garfield County, Utah, for a term of 10 years. Pursuant to the agreement, the Company agreed to pay an annual rent of a minimum US$500 or at the rate of US$2 for each acre and fractional acre situated within the boundaries of the property.

Commencing on the 10th anniversary of the agreement and until the lease terminates, the Company agreed to pay in advance an annual minimum royalty equal to three times the annual rent. In addition, the Company agreed to pay a production royalty equal to the greater of: (i) 10% of the gross value of the clay minerals sold under an arm’s length transaction, or (ii) US$1 per short ton of the clay minerals.

During the year ended December 31, 2023, the Company paid US$18,600 for a reclamation bond held by the regulatory authorities and will be released to the Company on satisfactory restoration of the property. During the year ended December 31, 2024, the Company received a refund of US$14,600. The reclamation bond balance was $5,485 (US$4,000) as at December 31, 2025 (2024 - $5,761 (US$4,000)).